032629.0001 WEST  5956046 v1
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          4 Stamford Plaza
                  107 Elm Street, 7th Floor
                  Stamford, CT 06902

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin E. OBrien
Title:   General Counsel
Phone:   203-588-2000

Signature, Place, and Date of Signing:

Kevin E. OBrien                                  Stamford, CT                                August 11, 2006
---------------------------                    ----------------------                    ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                                   ------------

Form 13F Information Table Entry Total:                                     66
                                                                   ------------

Form 13F Information Table Value Total:                             $2,541,093
                                                                   ------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
   --------------        -------------------------          --------------------
         None.


                                                           Andor Capital Management LLC
                                                            Form 13F Information Table
                                                            Quarter ended June 30, 2006

                                                                                 Investment Discretion         Voting Authority
                                Title           Fair Market  Shares or
                                 of    Cusip       Value     Principal  SH/ Put/     Shared  Shared Other
Issuer                          Class  Number  (in thousands)  Amount  PRN Call Sole Defined Other  Managers  Sole  Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP COM STK               COM   885535104     84            16,500 SH     SOLE                        16,500
----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC COM STK           COM   00724F101   36,007       1,186,000 SH     SOLE                     1,186,000
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVIC ES INC CO  COM   007903107   56,215       2,302,000 SH     SOLE                     2,302,000
----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC CLASS A SHS NEW   COM   00845V308     227           15,426 SH     SOLE                        15,426
----------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC COM ST  COM   00971T101   108,642      3,002,000 SH     SOLE                     3,002,000
----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SA DE CV MEXICO   ADRS  02364W105   21,978         660,800 SH     SOLE                       660,800
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER                  COM   029912201   17,738         570,000 SH     SOLE                       570,000
----------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC CL A COM STK   COM   037604105   35,394         685,000 SH     SOLE                       685,000
----------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC COM STK      COM   037833100   60,134       1,050,000 SH     SOLE                     1,050,000
----------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMMUNICATIO NS INC CO  COM   04743P108   33,890       1,779,000 SH     SOLE                     1,779,000
----------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES INC CAD NPV    COM   001941103   50,662       3,470,000 SH     SOLE                     3,470,000
----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC COM STK               COM   053499109     533           46,694 SH     SOLE                        46,694
----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP CL A COM STK      COM   111320107   77,244       2,546,800 SH     SOLE                     2,546,800
----------------------------------------------------------------------------------------------------------------------------------
CERNER CORP COM STK             COM   156782104   27,127         731,000 SH     SOLE                       731,000
----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP COM STK              COM   171779101   24,238       5,039,000 SH     SOLE                     5,039,000
----------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC COM STK          COM   177376100   31,880         795,000 SH     SOLE                       795,000
----------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY SOLUTION   COM   192446102   122,209      1,814,000 SH     SOLE                     1,814,000
----------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC COM ST  COM   205862402   34,103       1,725,000 SH     SOLE                     1,725,000
----------------------------------------------------------------------------------------------------------------------------------
CTRIP.COM INTERNATIO NAL LTD A  ADRS  22943F100   23,075         452,000 SH     SOLE                       452,000
----------------------------------------------------------------------------------------------------------------------------------



                                                                                 Investment Discretion         Voting Authority
                                Title           Fair Market  Shares or
                                 of    Cusip       Value     Principal  SH/ Put/     Shared  Shared Other
Issuer                          Class  Number  (in thousands)  Amount  PRN Call Sole Defined Other  Managers  Sole  Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC COM STK               COM   232572107   11,383         245,000 SH     SOLE                       245,000
----------------------------------------------------------------------------------------------------------------------------------
DELL INC COM STK                COM   24702R101   42,805       1,750,000 SH     SOLE                     1,750,000
----------------------------------------------------------------------------------------------------------------------------------
EBAY INC COM STK                COM   278642103    1,318          45,000 SH     SOLE                        45,000
----------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE IN C COM STK  COM   298736109   24,941         650,000 SH     SOLE                       650,000
----------------------------------------------------------------------------------------------------------------------------------
FILENET CORP COM STK            COM   316869106    5,386         200,000 SH     SOLE                       200,000
----------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD ADR        ADRS  34415V109   58,970         905,000 SH     SOLE                       905,000
----------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD COM          COM   G36535139   37,109         859,000 SH     SOLE                       859,000
----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUC TOR INC C  COM   35687M206     974           33,124 SH     SOLE                        33,124
----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC CL A COM STK         COM   38259P508   220,987        527,000 SH     SOLE                       527,000
----------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC COM STK       COM   38821G101   13,201         295,000 SH     SOLE                       295,000
----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO COM              COM   406216101   43,413         585,000 SH     SOLE                       585,000
----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE TE CHNOLOGY   COM   458118106    4,467         315,000 SH     SOLE                       315,000
----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON S OLUTION I  COM   45812P107      551         100,000 SH     SOLE                       100,000
----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP COM STK              COM   458140100   72,200       3,800,000 SH     SOLE                     3,800,000
----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP COM STK       COM   46612J101   55,832      22,068,000 SH     SOLE                    22,068,000
----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC COM STK    COM   48203R104    7,595         475,000 SH     SOLE                       475,000
----------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP COM STK         COM   482480100   39,076         940,000 SH     SOLE                       940,000
----------------------------------------------------------------------------------------------------------------------------------
LAM RESH CORP COM STK           COM   512807108   10,232         219,000 SH     SOLE                       219,000
----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIO NS INC CO  COM   52729N100   118,539     26,698,000 SH     SOLE                    26,698,000
----------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP COM STK       COM   565849106   31,196         374,500 SH     SOLE                       374,500
----------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY G ROUP LTD   COM   G5876H105   32,139         725,000 SH     SOLE                       725,000
----------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTRONIC MATE RIALS INC  COM   552715104   117,990      3,146,400 SH     SOLE                     3,146,400
----------------------------------------------------------------------------------------------------------------------------------




                                                                                 Investment Discretion         Voting Authority
                                Title           Fair Market  Shares or
                                 of    Cusip       Value     Principal  SH/ Put/     Shared  Shared Other
Issuer                          Class  Number  (in thousands)  Amount  PRN Call Sole Defined Other  Managers  Sole  Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP COM STK          COM   594918104   50,561       2,170,000 SH     SOLE                     2,170,000
----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC COM STK            COM   620076109   147,961      7,343,000 SH     SOLE                     7,343,000
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL-OILWELL VARCO INC COM  COM   637071101   13,614         215,000 SH     SOLE                       215,000
----------------------------------------------------------------------------------------------------------------------------------
NCR CORP COM STK                COM   62886E108   14,378         392,400 SH     SOLE                       392,400
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC COM STK            COM   747525103   152,226      3,799,000 SH     SOLE                     3,799,000
----------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP COM STK            COM   747906204     472          180,000 SH     SOLE                       180,000
----------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWRKS                 COM   757209507   13,847         755,000 SH     SOLE                       755,000
----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM   760975102   28,257         405,000 SH     SOLE                       405,000
----------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP COM STK            COM   80004C101    2,549          50,000 SH     SOLE                        50,000
----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD USD .01 COM    COM   806857108   29,625         455,000 SH     SOLE                       455,000
----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY COM STK      COM   G7945J104   21,531         951,000 SH     SOLE                       951,000
----------------------------------------------------------------------------------------------------------------------------------
SIRF TECHNOLOGY HOLD INGS INC   COM   82967H101   41,000       1,272,500 SH     SOLE                     1,272,500
----------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC COM STK          COM   832110100   62,302       1,401,000 SH     SOLE                     1,401,000
----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC COM STK    COM   866810104   15,002       3,615,000 SH     SOLE                     3,615,000
----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACT   ADRS  874039100   12,008       1,308,087 SH     SOLE                     1,308,087
----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC COM STK             COM   879664100    1,331         100,000 SH     SOLE                       100,000
----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS IN C COM STK  COM   882508104   61,792       2,040,000 SH     SOLE                     2,040,000
----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC COM STK         COM   887317105    2,336         135,000 SH     SOLE                       135,000
----------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC COM    COM   895919108   14,899         785,000 SH     SOLE                       785,000
----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP COM STK      COM   91913Y100   51,154         769,000 SH     SOLE                       769,000
----------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNAT IONAL LTD  COM   G95089101   31,013         625,000 SH     SOLE                       625,000
----------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC CL A   COM   957541105     175           80,000 SH     SOLE                        80,000
----------------------------------------------------------------------------------------------------------------------------------



                                                                                 Investment Discretion         Voting Authority
                                Title           Fair Market  Shares or
                                 of    Cusip       Value     Principal  SH/ Put/     Shared  Shared Other
Issuer                          Class  Number  (in thousands)  Amount  PRN Call Sole Defined Other  Managers  Sole  Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP COM STK    COM   958102105   19,453         982,000 SH     SOLE                       982,000
----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO H LDGS INC   COM   983759101    5,128        350,000  SH     SOLE                       350,000
----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC COM STK               COM   984332106   36,795       1,115,000 SH     SOLE                     1,115,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                        2,541,093
(in thousands)

